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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Suite 700 Santa Monica, CA	90401-1085
(Address of principal executive offices)	(Zip code)

Jason A. Schwarz

Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 451-3051

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wilshire Variable Insurance Trust
SEMI-ANNUAL REPORT (Unaudited) Wilshire Global Allocation Fund
June 30, 2017

Wilshire Variable Insurance Trust Table of Contents

Letter to Shareholders	2
Commentary	4
Disclosure of Fund Expenses	6
Schedule of Investments	8
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Additional Fund Information	19

Shares of the Wilshire Global Allocation Fund are sold only as the underlying investment for variable annuity contracts issued by insurance companies. This report is authorized for use in connection with any offering of the Fund’s shares only if accompanied or preceded by the Fund’s current prospectus.

Shares of the Wilshire Variable Insurance Trust are distributed by Ultimus Fund Distributors, LLC.

Wilshire Variable Insurance Trust Letter to Shareholders (Unaudited)

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this semi-annual report to all shareholders of the Wilshire Variable Insurance Trust. This report covers the period from January 1, 2017 to June 30, 2017 for the Global Allocation Fund.

Market Environment

U.S. Equity Market

The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, returned 8.74% during the first half of the year. During the first six months of the year, growth oriented stocks outpaced value securities across capitalizations and large capitalization securities outpaced their smaller capitalization counterparts. Sector performance was mostly positive during the period. Health Care, Information Technology and Consumer Discretionary returned 17.1%, 17.0%, and 11.7%, respectively. Conversely, Energy was weighed down by slumping oil prices and Telecom Services experienced negative returns as interest rate sensitivity remained a concern. The sectors returned -12.0% and -8.2%, respectively.

International Equity Market

After lagging domestic equities the last four years, international equities outperformed domestic equity markets during the first half of the year as the MSCI EAFE Index returned 13.81%. Emerging markets surged during the period benefiting from a weakening U.S. Dollar, diminished fears over Chinese economic growth, and their overall valuation discount relative to developed markets. The MSCI Emerging Markets index rose 18.43% through June 30. To end the first quarter, the U.K. officially triggered Article 50 formally beginning the country’s process to break from the European Union. The period ended with European Central Bank (ECB) President, Mario Draghi, hinting that the ECB may begin winding down its accommodative policies as the European economy shows signs of sustained economic improvement. While essentially flat during the first quarter, Japanese equities performed well during the second as the yen weakened versus the U.S. Dollar benefitting exporters. The MSCI Japan Index returned 9.9% for the period. Additionally, the second quarter of 2017 marked the fifth consecutive quarter of GDP expansion for Japan – the first time this has occurred since 2006.

Bond Market

Bonds overall performed well during the first six months of 2017 despite fears of a surge in interest rates. The Bloomberg Barclays U.S. Aggregate Bond Index rose 2.27% for the period. While the Federal Reserve raised its federal funds rate at its March and June meetings, rates on longer-term bonds remain low and the U.S. Treasury yield curve flattened over the second half of the period. U.S. Treasuries hit a peak of 2.60% in mid-March but fell to 2.31% by the close of the first half of the year. Credit and non-investment grade bonds continued their strong run as high yield spreads narrowed 45 basis points over the quarter and the Bloomberg Barclays High Yield Index returned 4.93%. Global fixed income also fared well with the Citi World Government Bond Index returning 4.5%. Government bond yields were well supported much of the period, but experienced a sell-off in the final week of the of the first half of the year as central bank leaders from around the globe signaled a more hawkish stance.

Fund Performance Review

The Global Allocation Fund returned 7.63%, underperforming its custom benchmark by 0.24%. While the Fund modestly trailed its benchmark during the period, we are confident that the Fund is well positioned for future growth.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Jason Schwarz
President, Wilshire Variable Insurance Trust

2

Wilshire Variable Insurance Trust Letter to Shareholders (Unaudited) - (Continued)

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company.

Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the Fund or any stock in particular.

There are risks involved with investing, including the possible loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic, or political instability in other nations. Investments in smaller companies typically exhibit higher volatility. The Fund invests in underlying affiliated funds (“Underlying Funds”) and in unaffiliated funds and exchange-traded funds (“ETFs”). An investor in the Fund should understand that alternatively he or she could allocate investments directly to an Underlying Fund or ETF. By investing indirectly in an Underlying Fund or ETF through the Fund, an investor bears not only his or her proportionate share of certain expenses of the Fund (such as operating costs), but also, indirectly, similar expenses of the Underlying Fund or ETF. The management fee charged to the Fund is based on the average daily net assets not invested in the Underlying Funds.

The Fund is available only through third party insurance company separate accounts established for the purposes of funding variable annuity contracts and variable life insurance policies and may not be purchased directly. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. Please see the prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies.

The Bloomberg Barclays U.S. Aggregate Bond Index is made up of the Bloomberg Barclays U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

The MSCI All Country World ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies.

The MSCI EAFE Index is an equity index which captures large and mid-cap representation across developed markets countries around the world, excluding the U.S. and Canada.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

The Wilshire 5000 Total Market IndexSM is widely accepted as the definitive benchmark for the U.S. equity market, and measures performance of all U.S. equity securities with readily available price data.

3

Wilshire Variable Insurance Trust Wilshire Global Allocation Fund Commentary (Unaudited)

WILSHIRE GLOBAL ALLOCATION FUND
Average Annual Total Returns

Six Months Ended 06/30/17*	7.63%
One Year Ended 06/30/17	11.44%
Five Years Ended 06/30/17	7.83%
Ten Years Ended 06/30/17	3.83%

65/35 HYBRID INDEX(1)
Average Annual Total Returns

Six Months Ended 06/30/17*	7.87%
One Year Ended 06/30/17	11.73%
Five Years Ended 06/30/17	8.09%
Ten Years Ended 06/30/17	4.34%

*	Not annualized

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company.

(1)
65/35 Hybrid is a blend of 65% MSCI All Country World (ACWI) Index and 35% Bloomberg Barclays Global Aggregate Index (Hedged). The MSCI ACWI Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets. The Bloomberg Barclays Global Aggregate Index (Hedged) is a broad-based measure of the global investment grade fixed-rate debt markets from both developed and emerging markets issuers. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses.

During certain periods, certain fees and expenses were reduced or reimbursed. Without fee reductions and expenses reimbursements, total returns for the periods would have been lower. For the six months ended June 30, 2017, the investment adviser did not reduce its fees.

4

Wilshire Variable Insurance Trust Wilshire Global Allocation Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING*

(As of June 30, 2017)

Markets rallied to start the year behind strong corporate earnings growth, improved investor sentiment, resilient consumer spending and signs of diminishing political risks globally. The Wilshire 5000 Total Market IndexSM returned 8.74% for the first half of the year. Domestic indexes achieved multiple record highs over the period amid a historically low volatility environment. Both consumer and business spending contributed to growth, and the U.S. Consumer Confidence Index rose to its highest level since 2000. After four years lagging U.S. equities, international equities outperformed US equities during the first half of 2017 with the MSCI ACWI ex U.S. Index returning 14.09%. The first quarter was marked by increasing political risks as pivotal elections in France neared and the U.K. officially triggered article 50 launching the process to formally withdraw from the European Union. During the second quarter, markets reacted favorably with the decisive victory of centrist Emmanuel Macron over anti-European Union nationalist Marine Le Pen in the French presidential election. Emerging markets outperformed foreign developed equities with the MSCI Emerging Markets Index returning 18.43% for the first half of the year. The U.S. fixed income market got off to a positive start as the Bloomberg Barclays U.S. Aggregate Bond Index retuned 2.27% for the first six months of the year. Investment grade corporate securities led the rally during both the first and second quarters as credit overall did well over the period. During the period, the Federal Reserve pushed forward with its plan to normalize short-term interest rates and raised the federal funds rate by 0.25% at both the March and June meetings of its Federal Open Market Committee – the second and third such raises in as many quarters. In addition, the Federal Reserve telegraphed its plan to start unwinding its balance sheet in the latter part of 2017. Globally, continued accommodative monetary policy, a weaker U.S. Dollar, positive economic outlooks and subdued inflation boosted global fixed income.

The Wilshire Global Allocation Fund returned 7.63% for the first six months of 2017, underperforming the custom benchmark** return of 7.87%. Weak relative performance from the Wilshire Small Company Portfolios weighed on results as did a modest overweight to value oriented securities during the first quarter. Conversely, strong performance from the Wilshire Large Company Growth Portfolio as well as an overweight allocation to international securities during the second quarter helped mitigate relative underperformance.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2017 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

*	Based on percent of Fund’s net assets.

**
Custom Benchmark: 1/1/14 – 5/31/14: 50% S&P 500 Index, 15% MSCI EAFE Index, 35% Bloomberg Barclays U.S. Aggregate Index; 6/1/14 to date: 65% MSCI All Country World Index, 35% Bloomberg Barclays Global Aggregated Hedged Index

5

Wilshire Variable Insurance Trust Disclosure of Fund Expenses For the Six Months Ended June 30, 2017 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory services, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee reductions, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare the Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

6

Wilshire Variable Insurance Trust Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2017 (Unaudited)

	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expense Ratio(1)	Expenses Paid During Period 01/01/17-06/30/17(2)
Wilshire Global Allocation Fund
Based on Actual Fund Return	$1,000.00	$1,076.30	0.50%	$2.57
Based on Hypothetical 5% Return	$1,000.00	$1,022.31	0.50%	$2.51

(1)	Annualized, based on the Fund's most recent fiscal half-year expenses. The expense ratio does not include the expenses of the underlying funds in which the Fund invests.
(2)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period). Expenses shown do not include annuity contract fees.

7

Wilshire Global Allocation Fund Schedule of Investments June 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED REGISTERED INVESTMENT COMPANIES — 93.3%
Wilshire Income Opportunities Fund - Institutional Class	12,053,523	$126,320,924
Wilshire International Equity Fund - Institutional Class	13,483,512	135,509,293
Wilshire Large Company Growth Portfolio - Institutional Class	1,151,632	47,815,746
Wilshire Large Company Value Portfolio - Institutional Class	2,234,928	47,335,770
Wilshire Small Company Growth Portfolio - Institutional Class	300,970	8,309,774
Wilshire Small Company Value Portfolio - Institutional Class	332,785	7,980,187

Total Affiliated Registered Investment Companies (Cost $361,975,281)		373,271,694

OTHER OPEN-END FUNDS — 6.3%
Vanguard Total International Bond Index Fund - Admiral Shares (Cost $26,051,781)	777,461	25,298,563

MONEY MARKET FUNDS — 0.6%
Northern Trust Institutional Government Select Portfolio – Institutional Class, 0.81% (a) (Cost $2,229,014)	2,229,014	2,229,014

Total Investments at Value — 100.2% (Cost $390,256,076)		400,799,271

Liabilities in Excess of Other Assets — (0.2%)		(648,482)

Net Assets — 100.0%		$400,150,789

(a)	The rate shown is the 7-day effective yield as of June 30, 2017.

As of June 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP. For the six months ended June 30, 2017, there were no transfers between Levels. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

8

Wilshire Variable Insurance Trust Statement of Assets and Liabilities June 30, 2017 (Unaudited)

WILSHIRE GLOBAL ALLOCATION FUND
ASSETS:
Investments in unaffiliated securities, at value (Note 2)	$27,527,577
Investments in affiliated funds, at value (Note 2)	373,271,694
Receivable for investment securities sold	21,549
Reclaims receivable	41,427
Receivable for Fund shares sold	1,178
Dividends receivable	25,260
Prepaid expenses	13,491
Total assets	400,902,176

LIABILITIES:
Payable for Fund shares redeemed	545,055
Payable for investment securities purchased	24,078
Investment advisory fees payable (Note 3)	36,683
Distribution (12b-1) fees payable (Note 4)	77,482
Administration fees payable (Note 3)	18,600
Other accrued expenses	49,489
Total liabilities	751,387

NET ASSETS	$400,150,789

NET ASSETS consist of:
Paid-in capital	$378,460,952
Accumulated net investment income	8,979,515
Accumulated net realized gains on investments and foreign currency transactions	2,168,631
Net unrealized appreciation on investments and foreign currency translation	10,541,691

NET ASSETS	$400,150,789

SHARES OUTSTANDING:
(Unlimited shares authorized)	20,105,277

NET ASSET VALUE:
(Offering and redemption price per share)	$19.90

Investments in unaffiliated securities, at cost (Note 2)	$28,280,795
Investments in affiliated funds, at cost (Note 2)	361,975,281

See Notes to Financial Statements.

9

Wilshire Variable Insurance Trust Statement of Operations For the Six Months Ended June 30, 2017 (Unaudited)

WILSHIRE GLOBAL ALLOCATION FUND
INVESTMENT INCOME:
Dividends	$145,968
Foreign taxes withheld	(17,640)
Total income	128,328

EXPENSES:
Distribution (12b-1) fees (Note 4)	507,235
Investment advisory fees (Note 3)†	254,219
Administration fees (Note 3)	114,309
Professional fees	52,820
Trustees' fees (Note 3)	35,362
Printing fees	22,702
Insurance expense	11,242
Transfer agent fees	4,429
Custodian fees	3,119
Chief Compliance Officer expenses	1,196
Other	8,962
Total expenses	1,015,595

Net investment loss	(887,267)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 5):
Net realized gains (losses) from:
Unaffiliated investments	15,933
Sale of affiliated investment company shares	(2,206,237)
Foreign currency transactions	(272)
Net change in unrealized appreciation (depreciation) of:
Unaffiliated investments	15,648
Investments in affiliated funds	33,237,987
Forward contracts and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	6,111

Net realized and unrealized gains on investments and foreign currency transactions	31,069,170

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,181,903

†	Includes $176,589 of prior years’ investment advisory fee reductions and expense reimbursements recouped by the Adviser (Note 3).

See Notes to Financial Statements.

10

Wilshire Variable Insurance Trust Statements of Changes in Net Assets

	WILSHIRE GLOBAL ALLOCATION FUND
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
OPERATIONS:
Net investment income (loss)	$(887,267)	$10,179,885
Net realized losses on unaffiliated investments, sale of affiliated investment company shares and foreign currency transactions	(2,190,576)	(407,326)*
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	33,259,746	12,960,399
Net increase in net assets resulting from operations	30,181,903	22,732,958

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(6,546,277)
Net realized capital gains	—	(12,993,288)
Total distributions to shareholders	—	(19,539,565)

CAPITAL SHARE TRANSACTIONS: (DOLLARS)
Shares sold	1,272,952	3,153,995
Shares issued as reinvestment of distributions	—	19,539,564
Shares redeemed	(40,486,384)	(48,943,412)
Net decrease in net assets from capital share transactions	(39,213,432)	(26,249,853)

Net decrease in net assets	(9,031,529)	(23,056,460)

NET ASSETS:
Beginning of period	409,182,318	432,238,778
End of period	$400,150,789	$409,182,318

Accumulated net investment income at end of period	$8,979,515	$9,867,054

CAPITAL SHARE TRANSACTIONS:
Shares sold	66,556	170,667
Shares issued as reinvestment of distributions	—	1,055,622
Shares redeemed	(2,091,171)	(2,619,310)†
Net decrease in shares outstanding	(2,024,615)	(1,393,021)

*	Includes realized losses as a result of in-kind transactions for the year ended December 31, 2016. See Note 8 in Notes to Financial Statements.
†	Includes shares redeemed as a result of in-kind transactions for the year ended December 31, 2016. See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.

11

Wilshire Variable Insurance Trust Wilshire Global Allocation Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Period Ended June 30, 2017 (Unaudited)		Years Ended December 31,
			2016		2015		2014		2013	2012
Net asset value, beginning of period	$18.49		$18.38		$19.75		$19.42		$16.68	$15.42

Income/(loss) from investment operations:
Net investment income (loss) (a)	(0.00	)(b)	0.46		0.30		0.23		0.15	0.27
Net realized and unrealized gains (losses) on investments (c)	1.41		0.57		(0.30)		0.19		2.90	1.60
Total from investment operations	1.41		1.03		0.00		0.42		3.05	1.87

Less distributions:
From net investment income	—		(0.31)		(0.37)		(0.09)		(0.31)	(0.61)
From realized capital gains	—		(0.61)		(1.00)		—		—	—
Total distributions	—		(0.92)		(1.37)		(0.09)		(0.31)	(0.61)
Net asset value, end of period	$19.90		$18.49		$18.38		$19.75		$19.42	$16.68
Total return (d)	7.63	%(e)	5.62%		0.04%		2.17%		18.31%	12.11%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$400,151		$409,182		$432,239		$478,350		$157,820	$148,169
Operating expenses after fee reductions and expense reimbursements and including fees paid indirectly†	0.50	%(i)	0.51	%(f)	0.53	%(f)	0.52	%(f)	0.29%	0.18%
Operating expenses before fee reductions and expense reimbursements and excluding fees paid indirectly†	0.50	%(i)	0.53%		0.63%		0.57	%(g)	0.29%	0.18%
Net investment income (loss)	(0.44	%)(i)	2.44%		1.48%		1.17%		0.85%	1.61%
Portfolio turnover rate	1	%(e)	65	%(h)	29%		83	%(h)	151%	7%

(a)
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(b)	Amount rounds to less than $0.01 per share.
(c)
Amount includes realized capital gains distributions from affiliated investments. The amount of these distributions represents $0.30, $0.47, $0.92, $0.44 and $0.21 per share for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(d)
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies through which you invest in the Fund. The inclusion of these charges would reduce the total return figures for all periods shown.

(e)	Not annualized.
(f)
The ratio of expenses to average net assets includes interest expense, which is considered outside the expense limitation agreement. Had these expenses been excluded, the ratio would have been 0.50%, 0.50% and 0.50% for the years ended December 31, 2016, 2015 and 2014, respectively.

(g)	Had the ratio of operating expenses excluding fee reductions/expense reimbursements and excluding fees paid indirectly included these expense offsets, the ratio would have remained at 0.57%.
(h)	Includes the effect of in-kind transactions.
(i)	Annualized
†	These ratios do not include expenses from the underlying funds in which the Fund invests.

See Notes to Financial Statements.

12

Wilshire Variable Insurance Trust Notes to Financial Statements June 30, 2017 (Unaudited)

1. Organization.

The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers units of beneficial interest (shares) in four separate investment portfolios: the 2015 Fund; the 2025 Fund; the 2035 Fund; and the Wilshire Global Allocation Fund. The financial statements herein are those of the Wilshire Global Allocation Fund (the “Fund”). The assets of the Fund are segregated from the other investment portfolios of the Trust, and a shareholder’s interest is limited to the Fund. The Fund operates under a fund-of-funds structure and invests substantially all of its assets in certain underlying affiliated funds, which are mutual funds advised by Wilshire Associates Incorporated (the “Adviser”), and in unaffiliated investment companies and exchange-traded funds (the “Underlying Funds”). The financial statements for the 2015 Fund, 2025 Fund and 2035 Fund are included in a separate report. The Fund may be purchased by separate accounts of insurance companies for certain variable insurance contracts and by plan sponsors of qualified retirement plans.

The investment objective of the Fund is to seek to realize a high long-term total rate of return consistent with prudent investment risks.

2. Significant Accounting Policies.

In October 2016, the SEC adopted amendments to Regulation S-X which will impact financial statement presentation, particularly the presentation of derivative investments. Many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation; therefore, management has evaluated the new standards and is in a position to be able to comply with the amendments effective August 1, 2017.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Use of estimates — The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material.

Security valuation — A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System are valued at the NASDAQ official closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price, and if there are no such sales, the most recent bid quotation is used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is typically valued by an independent pricing agent which employs methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. The independent pricing agent often utilizes proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund’s pricing agent for such securities, if available, and otherwise are valued at amortized cost if the Pricing Committee concludes it approximates fair value. When market quotations are not readily available, securities are valued according to procedures adopted by the Board of Trustees (the “Board”) or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Trust, or the Trust’s Valuation Committee. Securities whose market value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

13

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day based on its net asset value (“NAV”) per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

The Fund’s investment in an exchange-traded fund (“ETF”) is valued at the ETF’s NAV or is valued at market price, depending upon whether the Fund purchased the ETF directly from the ETF in “creation units” or on an exchange, as applicable. During the six months ended June 30, 2017, no creation units were purchased by the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the six months ended June 30, 2017, there were no significant changes to the Fund’s fair value methodologies. During the six months ended June 30, 2017, there were no Level 2 or Level 3 securities held by the Fund.

Fair value measurement classifications are summarized in the Fund’s Schedule of Investments.

Security transactions and investment income — Security transactions are recorded on a trade date basis. Dividends, including distributions paid by Underlying Funds, are recorded on the ex-dividend date or, for certain foreign dividends, as soon as the dividend information becomes available. Realized gains and losses on securities sold are determined on the basis of identified cost. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain.

Expense policy — Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among all investment portfolios of the Trust in relation to the net assets of each portfolio or upon another reasonable basis. Expenses that are attributable to the Trust and the Wilshire Mutual Funds, Inc. (an affiliated investment company) are allocated across the Trust and the Wilshire Mutual Funds, Inc. based upon relative net assets or another reasonable basis.

Distributions to shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Fund’s net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and realized capital gains may be made at the discretion of the Board in order to avoid the application of a 4% non-deductible Federal excise tax.

3. Investment Advisory and Other Services.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Fund and to continuously review, oversee and administer the Fund’s investment program.

14

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

Under an Investment Advisory Agreement, the Fund pays to the Adviser an amount equal to 0.55% of the average daily net assets of the Fund, excluding assets invested in investments in underlying affiliated funds.

Additionally, the Adviser has contractually agreed to limit expenses of the Fund to 0.50% of average daily net assets (excluding interest expense, taxes, brokerage expenses, dividend expenses on short securities, acquired fund fees and expenses and extraordinary expenses) (“Operating Expense Limit”) through April 30, 2018. The Adviser may recoup the amount of any advisory fee reductions or expense reimbursements within three years after the year in which the Adviser reduced fees or reimbursed expenses if the recoupment does not exceed the Operating Expense Limit that was in place at the time of the fee reduction or expense reimbursement. At June 30, 2017, the amounts of fee reductions and expense reimbursements subject to recoupment by the Adviser were $228,438 expiring December 31, 2018 and $85,331 expiring December 31, 2019.

During the six months ended June 30, 2017, the Adviser recouped prior years’ fee reductions and reimbursed expenses of $176,589.

Because the Underlying Funds have varied fee and expense levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

DST Systems, Inc. serves as the Company’s transfer agent and dividend disbursing agent. The Northern Trust Company (“NTC”) serves as the Company’s custodian. Ultimus Fund Solutions, LLC serves as the Trust’s administrator and accounting agent and Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter.

Officers and Trustees’ expenses — Certain officers of the Trust are affiliated with and receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers. The Trust and Wilshire Mutual Funds, Inc. together pay each Independent Trustee an annual retainer of $48,000 and an annual additional retainer for each Committee chair of $12,000 and an annual additional retainer to the Board chair of $24,000. In addition, each Independent Trustee is compensated for Board and Committee meeting attendance in accordance with the following schedule: a Board in-person meeting fee of $3,000 for Independent Trustees and $4,000 for the Board chair, a Board telephonic meeting fee of $1,500 for Independent Trustees and $2,000 for the Board chair, and a Committee telephonic meeting fee of $500.

4. Distribution and Shareholder Services Plan

The Fund has adopted a Rule 12b-1 distribution and shareholder services plan (the “Distribution Plan”). Pursuant to the Distribution Plan, the Distributor receives from the Fund a distribution and shareholder services fee, computed at the annual rate of 0.25% of average daily net assets.

5. Security Transactions.

For the six months ended June 30, 2017, aggregate cost of purchases and proceeds from sales and maturities of securities, other than affiliated investments and short-term investments, were $137,175 and $0, respectively.

15

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

Purchases and sales of affiliated investments during the six months ended June 30, 2017 and values as of June 30, 2017 were:

Fund	Value as of December 31, 2016	Cost of Purchases	Proceeds From Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2017	Income Distributions
Wilshire Income Opportunities Fund - Institutional Class	$132,933,909	$90,705	$(11,511,389)	$339,857	$4,467,842	$126,320,924	$—
Wilshire International Equity Fund - Institutional Class	119,802,761	1,708,015	(2,737,443)	(5,151)	16,741,111	135,509,293	—
Wilshire Large Company Growth Portfolio - Institutional Class	45,047,267	230,237	(3,987,683)	(527,116)	7,053,041	47,815,746	—
Wilshire Large Company Value Portfolio - Institutional Class	59,123,645	726,324	(15,014,660)	(2,037,592)	4,538,053	47,335,770	—
Wilshire Small Company Growth Portfolio - Institutional Class	11,902,935	203,085	(4,336,139)	182,037	357,856	8,309,774	—
Wilshire Small Company Value Portfolio - Institutional Class	12,365,816	214,920	(4,522,361)	(158,272)	80,084	7,980,187	—

6. Significant Shareholders.

As of June 30, 2017, one omnibus shareholder owned of record 100% of the outstanding shares of the Fund. This one shareholder is the separate account through which shares of the Fund are sold.

7. Tax Information.

No provision for Federal income taxes is required because the Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial reporting records are not adjusted for temporary differences. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or expenses will significantly change in the next twelve months.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities of returns filed within the past three years and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The federal tax cost and unrealized appreciation and depreciation at June 30, 2017 of the Fund’s portfolio securities are as follows:

Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$391,292,740	$14,846,864	$(5,340,333)	$9,506,531

16

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

There were no distributions paid to shareholders during the six months ended June 30, 2017. The tax character of distributions declared during the year ended December 31, 2016 were as follows:

Fund	2016 Ordinary Income	2016 Capital Gains
Wilshire Global Allocation Fund	$6,546,277	$12,993,288

At December 31, 2016, the components of accumulated losses on a tax basis were as follows:

Wilshire Global Allocation Fund
Undistributed ordinary income	$12,483,514
Undistributed long-term capital gains	2,189,330
Unrealized depreciation	(23,164,910)
Total accumulated losses	$(8,492,066)

U.S. GAAP requires that certain components of net assets be reclassified between financial and income tax reporting. The reclassifications are primarily due to foreign currency adjustments. These reclassifications have no effect on net assets or the NAV per share. As of June 30, 2017, the Fund made the following reclassifications:

Accumulated net investment income	$(272)
Accumulated net realized gains on investments and foreign currency transactions	272

8. In-Kind Transfers.

During the year ended December 31, 2016, shares of beneficial interest of the Wilshire Income Opportunities Fund were issued to the Fund through an affiliated in-kind transfer of investment securities and cash. The securities were transferred at their current value on the date of the transaction.

Contributing Fund	Receiving Fund	Date of Transfer	Value of Investment Securities	Cash	Total Assets	Shares Issued	Realized Loss Recognized by Contributing Fund
Wilshire Global Allocation Fund	Wilshire Income Opportunities Fund	3/30/2016	$156,418,546	$(13,659,576)	$142,758,970	14,275,906	$(4,903,488)

9. Indemnifications.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

10. Contingencies.

As a part of the merger of the Equity Fund and Socially Responsible Fund into the Fund, the Fund on September 22, 2014, assumed all of the liabilities of the Equity Fund and Socially Responsible Fund, including, without limitation, contingencies relating to lawsuits. The Equity Fund and Socially Responsible Fund were named as defendants and putative members of a proposed defendant class of shareholders in a lawsuit filed on December 7, 2010, in the U.S. Bankruptcy Court for the District of Delaware, and on March 6, 2012, in the District Court for the Southern District of New York, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The 2010 lawsuit was brought by the Official Committee of

17

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

Unsecured Creditors of the Tribune Company and the 2012 lawsuit was brought by Deutsche Bank, as trustee for senior noteholders of Tribune Company. Both lawsuits relate to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007 less than a year prior to Tribune Company’s bankruptcy filing. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who meet certain jurisdictional requirements and received proceeds of the leveraged buyout. The plaintiffs seek to recover those proceeds, together with interest and attorneys’ fees and expenses, as fraudulent transfers under the Bankruptcy Act or various state laws. In September 2013, the District Court dismissed the 2012 lawsuit and in March 2016 the Second Circuit Court of Appeals affirmed this decision. The 2010 lawsuit continues in the District Court. The Adviser does not expect the Fund to be materially impacted by the lawsuits.

11. Subsequent Event Evaluation.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to these financial statements.

18

Wilshire Variable Insurance Trust Additional Fund Information (Unaudited)

Information on Proxy Voting

A description of policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Contract Owners may revoke their consent to householding at any time by calling 1-800-999-1030. Upon receipt of a Contract Owner’s revocation, the Trust will begin mailing individual copies of the above-referenced documents to the Contract Owner’s attention within 30 days.

19

Wilshire Variable Insurance Trust Privacy Statement

At Wilshire Variable Insurance Trust, we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

Information We Collect

We collect and retain nonpublic personal information about you that may include:

Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server cannot find out a user’s name or email address, or anything about the user’s computer using cookies.

Information We May Share

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

Companies that provide services for us to help market our products to you; and

Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

Confidentiality And Security

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our web site.

Applicability

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

The Wilshire Variable Insurance Trust values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 888-200-6796 if you have any questions concerning our policy.

20

Wilshire Variable Insurance Trust Semi-Annual Report June 30, 2017 (Unaudited)

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund

Board of Trustees
Roger A. Formisano Edward Gubman John C. Hindman	Suanne K. Luhn George J. Zock Chairman of the Board

Officers of the Funds
Jason Schwarz President	Nathan R. Palmer Vice President
Benkai Bouey Chief Compliance Officer	Josh Emanuel Vice President
Michael Wauters Treasurer	Elizabeth Yakes Vice President
Gaurav Chopra Assistant Treasurer	Reena Lalji Secretary

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Transfer Agent
DST Systems, Inc.
333 W. 11th St.
Kansas City, MO 64105

Investment Adviser
Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401-1085

Custodian
The Northern Trust Company
50 LaSalle Street
Chicago, IL 60603

21

Wilshire Variable Insurance Trust

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796

WIL-SA-002-0900

Wilshire Variable Insurance Trust
SEMI-ANNUAL REPORT (Unaudited) 2015 Fund 2025 Fund 2035 Fund
June 30, 2017

Wilshire Variable Insurance Trust Table of Contents

Letter to Shareholders	1
Commentary	3
Disclosure of Fund Expenses	9
Schedules of Investments	11
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	20
Additional Fund Information	26

Shares of the 2015 Fund, 2025 Fund and 2035 Fund are sold only as the underlying investment for variable annuity contracts issued by insurance companies. This report is authorized for use in connection with any offering of a Fund’s shares only if accompanied or preceded by the Fund’s current prospectus.

Shares of the Wilshire Variable Insurance Trust are distributed by Ultimus Fund Distributors, LLC.

Wilshire Variable Insurance Trust Letter To Shareholders (Unaudited)

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this semi-annual report to all shareholders of the Wilshire Variable Insurance Trust Target Maturity Funds. This report covers the period from January 1, 2017 to June 30, 2017, for the Wilshire 2015 Fund, Wilshire 2025 Fund, and Wilshire 2035 Fund.

Market Environment

U.S. Equity Market

The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, returned 8.74% during the first half of the year. During the first six months of the year, growth oriented stocks outpaced value securities across capitalizations and large capitalization securities outpaced their smaller capitalization counterparts. Sector performance was mostly positive during the period. Health Care, Information Technology and Consumer Discretionary returned 17.1%, 17.0%, and 11.7%, respectively. Conversely, Energy was weighed down by slumping oil prices and Telecom Services experienced negative returns as interest rate sensitivity remained a concern. The sectors returned -12.0% and -8.2%, respectively.

International Equity Market

After lagging domestic equities the last four years, international equities outperformed domestic equity markets during the first half of the year as the MSCI EAFE Index returned 13.81%. Emerging markets surged during the period benefiting from a weakening U.S. Dollar, diminished fears over Chinese economic growth, and their overall valuation discount relative to developed markets. The MSCI Emerging Markets index rose 18.43% through June 30. To end the first quarter, the UK officially triggered Article 50 formally beginning the country’s process to break from the European Union. The period ended with European Central Bank (ECB) President, Mario Draghi, hinting that the ECB may begin winding down its accommodative policies as the European economy shows signs of sustained economic improvement. While essentially flat during the first quarter, Japanese equities performed well during the second as the yen weakened versus the U.S. Dollar benefitting exporters. The MSCI Japan Index returned 9.9% for the period. Additionally, the second quarter of 2017 marked the fifth consecutive quarter of GDP expansion for Japan – the first time this has occurred since 2006.

Bond Market

Bonds overall performed well during the first six months of 2017 despite fears of a surge in interest rates. The Bloomberg Barclays U.S. Aggregate Bond Index rose 2.27% for the period. While the Federal Reserve raised its federal funds rate at its March and June meetings, rates on longer-term bonds remain low and the U.S. Treasury yield curve flattened over the second half of the period. U.S. Treasuries hit a peak of 2.60% in mid-March but fell to 2.31% by the close of the first half of the year. Credit and non-investment grade bonds continued their strong run as high yield spreads narrowed 45 basis points over the quarter and the Bloomberg Barclays High Yield Index returned 4.93%. Global fixed income also fared well with the Citi World Government Bond Index returning 4.5%. Government bond yields were well supported much of the period, but experienced a sell-off in the final week of the of the first half of the year as central bank leaders from around the globe signaled a more hawkish stance.

Fund Performance Review

The Wilshire 2015 Fund returned 5.99%, outperforming the S&P Target Date 2015 Index by 0.38%. The Wilshire 2025 Fund returned 7.20%, outperforming the S&P Target Date 2025 Index return by 0.21%. The Wilshire 2035 Fund returned 8.28%, underperforming the S&P Target Date 2035 Index by 0.10%. We are pleased with each Fund’s performance the first half of 2017, we are confident that each Fund is well positioned for future growth.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Jason Schwarz
President, Wilshire Variable Insurance Trust

Wilshire Variable Insurance Trust Letter To Shareholders (Unaudited) - (Continued)

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com.

Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the Funds or any stock in particular.

There are risks involved with investing, including the possible loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic, or political instability in other nations. Investments in smaller companies typically exhibit higher volatility. The 2015, 2025 & 2035 Funds operate under a fund of funds structure, pursuant to which the Funds invest in underlying affiliated funds (“Underlying Funds”) and unaffiliated investment companies and exchange-traded funds (“ETFs”). An investor in the Funds should understand that alternatively he or she could allocate investments directly to an Underlying Fund or ETF. By investing indirectly in an Underlying Fund or ETF through the Funds, an investor bears not only his or her proportionate share of certain expenses of the Funds (such as operating costs), but also, indirectly, similar expenses of an Underlying Fund or ETF. The management fee charged to the Funds is based on the average daily net assets not invested in the Underlying Funds.

There can be no assurance that a Fund will achieve its stated objectives. An investor may experience losses, at any time, including near, at or after the Fund’s target year. In addition, there is no guarantee that an investor’s investment in a Fund will provide any income at or through the years following the Fund’s target year in amounts adequate to meet the investor’s goals or retirement needs.

The Bloomberg Barclays U.S. Aggregate Bond Index is made up of the Bloomberg Barclays U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

The MSCI All Country World ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies.

The MSCI EAFE Index is an equity index which captures large and mid-cap representation across developed markets countries around the world, excluding the U.S. and Canada.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

The Wilshire 5000 Total Market IndexSM is widely accepted as the definitive benchmark for the U.S. equity market, and measures performance of all U.S. equity securities with readily available price data.

Wilshire Variable Insurance Trust 2015 FUND Commentary

2015 FUND
Average Annual Total Returns

Six Months Ended 06/30/17*	5.99%
One Year Ended 06/30/17	9.02%
Five Years Ended 06/30/17	6.35%
Ten Years Ended 06/30/17	4.04%

S&P TARGET DATE 2015 INDEX(1)
Average Annual Total Returns

Six Months Ended 06/30/17*	5.61%
One Year Ended 06/30/17	8.31%
Five Years Ended 06/30/17	6.98%
Ten Years Ended 06/30/17	4.53%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

(1)
The S&P Target Date 2015 Index (the “Index”) is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2015 target retirement horizon.

Since inception, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements, total returns would have been lower. For the six months ended June 30, 2017, the investment adviser did not reduce its advisory fee.

Wilshire Variable Insurance Trust 2015 FUND Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*

(As of June 30, 2017)

Markets rallied to start the year behind strong corporate earnings growth, improved investor sentiment, resilient consumer spending and signs of diminishing political risks globally. The Wilshire 5000 Total Market IndexSM returned 8.74% for the first half of the year. Domestic indexes achieved multiple record highs over the period amid a historically low volatility environment. Both consumer and business spending contributed to growth, and the U.S. Consumer Confidence Index rose to its highest level since 2000. After four years lagging U.S. equities, international equities outperformed U.S. equities during the first half of 2017 with the MSCI ACWI ex U.S. Index returning 14.09%. The first quarter was marked by increasing political risks as pivotal elections in France neared and the U.K. officially triggered article 50 launching the process to formally withdraw from the European Union. During the second quarter, markets reacted favorably with the decisive victory of centrist Emmanuel Macron over anti-European Union nationalist Marine Le Pen in the French presidential election. Emerging markets outperformed foreign developed equities with the MSCI Emerging Markets Index returning 18.43% for the first half of the year. The U.S. fixed income market got off to a positive start as the Bloomberg Barclays U.S. Aggregate Bond Index retuned 2.27% for the first six months of the year. Investment grade corporate securities led the rally during both the first and second quarters as credit overall did well over the period. During the period, the Federal Reserve pushed forward with its plan to normalize short-term interest rates and raised the federal funds rate by 0.25% at both the March and June meetings of its Federal Open Market Committee – the second and third such raises in as many quarters. In addition, the Federal Reserve telegraphed its plan to start unwinding its balance sheet in the latter part of 2017. Globally, continued accommodative monetary policy, a weaker U.S. Dollar, positive economic outlooks and subdued inflation boosted global fixed income.

The Wilshire 2015 Fund returned 5.99% for the first six months of 2017, outperforming the S&P Target Date 2015 Index return of 5.61%. Strong performance from the Wilshire Large Company Growth Portfolio and Wilshire Income Opportunities Fund as well as an overweight allocation to international securities during the second quarter boosted performance. Conversely, weak relative performance from the Wilshire Small Company Portfolios weighed on results as did a modest overweight to value oriented securities during the half of the period.

We are pleased with the Fund’s performance for the six month period and believe the Fund is well positioned going into the second half of 2017 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

*	Based on percent of Fund’s net assets.

Wilshire Variable Insurance Trust 2025 FUND Commentary

2025 FUND
Average Annual Total Returns

Six Months Ended 06/30/17*	7.20%
One Year Ended 06/30/17	11.16%
Five Years Ended 06/30/17	7.05%
Ten Years Ended 06/30/17	3.69%

S&P TARGET DATE 2025 INDEX(1)
Average Annual Total Returns

Six Months Ended 06/30/17*	6.99%
One Year Ended 06/30/17	11.26%
Five Years Ended 06/30/17	8.68%
Ten Years Ended 06/30/17	4.84%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

(1)
The S&P Target Date 2025 Index (the “Index”) is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2025 target retirement horizon.

Since inception, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements, total returns would have been lower. For the six months ended June 30, 2017, the investment adviser did not reduce its advisory fee.

Wilshire Variable Insurance Trust 2025 FUND Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*

(As of June 30, 2017)

Markets rallied to start the year behind strong corporate earnings growth, improved investor sentiment, resilient consumer spending and signs of diminishing political risks globally. The Wilshire 5000 Total Market IndexSM returned 8.74% for the first half of the year. Domestic indexes achieved multiple record highs over the period amid a historically low volatility environment. Both consumer and business spending contributed to growth, and the U.S. Consumer Confidence Index rose to its highest level since 2000. After four years lagging US equities, international equities outperformed U.S. equities during the first half of 2017 with the MSCI ACWI ex U.S. Index returning 14.09%. The first quarter was marked by increasing political risks as pivotal elections in France neared and the U.K. officially triggered article 50 launching the process to formally withdraw from the European Union. During the second quarter, markets reacted favorably with the decisive victory of centrist Emmanuel Macron over anti-European Union nationalist Marine Le Pen in the French presidential election. Emerging markets outperformed foreign developed equities with the MSCI Emerging Markets Index returning 18.43% for the first half of the year. The U.S. fixed income market got off to a positive start as the Bloomberg Barclays U.S. Aggregate Bond Index retuned 2.27% for the first six months of the year. Investment grade corporate securities led the rally during both the first and second quarters as credit overall did well over the period. During the period, the Federal Reserve pushed forward with its plan to normalize short-term interest rates and raised the federal funds rate by 0.25% at both the March and June meetings of its Federal Open Market Committee – the second and third such raises in as many quarters. In addition, the Federal Reserve telegraphed its plan to start unwinding its balance sheet in the latter part of 2017. Globally, continued accommodative monetary policy, a weaker U.S. Dollar, positive economic outlooks and subdued inflation boosted global fixed income.

The Wilshire 2025 Fund returned 7.20% for the first six months of 2017, outperforming the S&P Target Date 2025 Index return of 6.99%. Strong performance from the Wilshire Large Company Growth Portfolio and Wilshire Income Opportunities Fund as well as an overweight allocation to international securities during the second quarter boosted performance. Conversely, weak relative performance from the Wilshire Small Company Portfolios weighed on results as did a modest overweight to value oriented securities during the half of the period.

We are pleased with the Fund’s performance for the six month period and believe the Fund is well positioned going into the second half of 2017 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

*	Based on percent of Fund’s net assets.

Wilshire Variable Insurance Trust 2035 FUND Commentary

2035 FUND
Average Annual Total Returns

Six Months Ended 06/30/17*	8.28%
One Year Ended 06/30/17	13.69%
Five Years Ended 06/30/17	8.11%
Ten Years Ended 06/30/17	3.27%

S&P TARGET DATE 2035 INDEX(1)
Average Annual Total Returns

Six Months Ended 06/30/17*	8.18%
One Year Ended 06/30/17	13.85%
Five Years Ended 06/30/17	10.03%
Ten Years Ended 06/30/17	4.96%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

(1)
The S&P Target Date 2035 Index (the “Index”) is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2035 target retirement horizon.

Since inception, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements, total returns would have been lower. For the six months ended June 30, 2017, the investment adviser did not reduce its advisory fee.

Wilshire Variable Insurance Trust 2035 FUND Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*

(As of June 30, 2017)

Markets rallied to start the year behind strong corporate earnings growth, improved investor sentiment, resilient consumer spending and signs of diminishing political risks globally. The Wilshire 5000 Total Market IndexSM returned 8.74% for the first half of the year. Domestic indexes achieved multiple record highs over the period amid a historically low volatility environment. Both consumer and business spending contributed to growth, and the U.S. Consumer Confidence Index rose to its highest level since 2000. After four years lagging US equities, international equities outperformed U.S. equities during the first half of 2017 with the MSCI ACWI ex U.S. Index returning 14.09%. The first quarter was marked by increasing political risks as pivotal elections in France neared and the U.K. officially triggered article 50 launching the process to formally withdraw from the European Union. During the second quarter, markets reacted favorably with the decisive victory of centrist Emmanuel Macron over anti-European Union nationalist Marine Le Pen in the French presidential election. Emerging markets outperformed foreign developed equities with the MSCI Emerging Markets Index returning 18.43% for the first half of the year. The US fixed income market got off to a positive start as the Bloomberg Barclays U.S. Aggregate Bond Index retuned 2.27% for the first six months of the year. Investment grade corporate securities led the rally during both the first and second quarters as credit overall did well over the period. During the period, the Federal Reserve pushed forward with its plan to normalize short-term interest rates and raised the federal funds rate by 0.25% at both the March and June meetings of its Federal Open Market Committee – the second and third such raises in as many quarters. In addition, the Federal Reserve telegraphed its plan to start unwinding its balance sheet in the latter part of 2017. Globally, continued accommodative monetary policy, a weaker U.S. Dollar, positive economic outlooks and subdued inflation boosted global fixed income.

The Wilshire 2035 Fund returned 8.28% for the first six months of 2017, outperforming the S&P Target Date 2035 Index return of 8.18%. Strong performance from the Wilshire Large Company Growth Portfolio and Wilshire Income Opportunities Fund as well as an overweight allocation to international securities during the second quarter boosted performance. Conversely, weak relative performance from the Wilshire Small Company Portfolios weighed on results as did a modest overweight to value oriented securities during the half of the period.

We are pleased with the Fund’s performance for the six month period and believe the Fund is well positioned going into the second half of 2017 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

*	Based on percent of Fund’s net assets.

Wilshire Variable Insurance Trust Disclosure of Fund Expenses For the Six Months Ended June 30, 2017 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory services, administrative services, distribution and/or shareholder services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Funds and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee reductions, that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return for the period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Funds at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare each Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that each Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

Wilshire Variable Insurance Trust Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2017 (Unaudited)

	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expense Ratio(1)	Expenses Paid During Period 01/01/17-06/30/17(2)
2015 Fund
Based on Actual Fund Return	$1,000.00	$1,059.90	0.60%	$3.06
Based on Hypothetical 5% Return	$1,000.00	$1,021.82	0.60%	$3.01
2025 Fund
Based on Actual Fund Return	$1,000.00	$1,072.00	0.60%	$3.08
Based on Hypothetical 5% Return	$1,000.00	$1,021.82	0.60%	$3.01
2035 Fund
Based on Actual Fund Return	$1,000.00	$1,082.80	0.60%	$3.10
Based on Hypothetical 5% Return	$1,000.00	$1,021.82	0.60%	$3.01

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses. The expense ratio does not include the expenses of the underlying funds in which the Funds invest.
(2)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period). Expenses shown do not include annuity contract fees.

Wilshire Variable Insurance Trust Schedules of Investments June 30, 2017 (Unaudited)

2015 Fund
	Shares	Value
AFFILIATED REGISTERED INVESTMENT COMPANIES — 84.0%
Wilshire Income Opportunities Fund - Institutional Class	917,546	$9,615,885
Wilshire International Equity Fund - Institutional Class	384,481	3,864,038
Wilshire Large Company Growth Portfolio - Institutional Class	80,653	3,348,732
Wilshire Large Company Value Portfolio - Institutional Class	153,899	3,259,588
Wilshire Small Company Growth Portfolio - Institutional Class	13,517	373,205
Wilshire Small Company Value Portfolio - Institutional Class	14,339	343,851
Total Affiliated Registered Investment Companies (Cost $19,549,451)		20,805,299

OPEN-END FUNDS — 15.3%
Vanguard Total Bond Market Index – Admiral Shares (Cost $3,794,848)	351,052	3,780,828

MONEY MARKET FUNDS — 0.9%
Northern Institutional Government Select Portfolio - Institutional Class, 0.81% (a) (Cost $231,833)	231,833	231,833

Total Investments at Value — 100.2% (Cost $23,576,132)		24,817,960

Liabilities in Excess of Other Assets — (0.2%)		(37,277)

Net Assets — 100.0%		$24,780,683

2025 Fund
	Shares	Value
AFFILIATED REGISTERED INVESTMENT COMPANIES — 88.1%
Wilshire Income Opportunities Fund - Institutional Class	1,534,453	$16,081,066
Wilshire International Equity Fund - Institutional Class	1,360,714	13,675,174
Wilshire Large Company Growth Portfolio - Institutional Class	229,597	9,532,859
Wilshire Large Company Value Portfolio - Institutional Class	434,136	9,195,002
Wilshire Small Company Growth Portfolio - Institutional Class	40,366	1,114,508
Wilshire Small Company Value Portfolio - Institutional Class	47,046	1,128,163
Total Affiliated Registered Investment Companies (Cost $47,152,871)		50,726,772

OPEN-END FUNDS — 11.0%
Vanguard Total Bond Market Index – Institutional Class (Cost $6,369,656)	589,241	6,346,123

MONEY MARKET FUNDS — 1.1%
Northern Institutional Government Select Portfolio - Institutional Class, 0.81% (a) (Cost $632,656)	632,656	632,656

Total Investments at Value — 100.2% (Cost $54,155,183)		57,705,551

Liabilities in Excess of Other Assets — (0.2%)		(91,513)

Net Assets — 100.0%		$57,614,038

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Schedules of Investments - (Continued) June 30, 2017 (Unaudited)

2035 Fund
	Shares	Value
AFFILIATED REGISTERED INVESTMENT COMPANIES — 93.3%
Wilshire Income Opportunities Fund - Institutional Class	1,158,995	$12,146,273
Wilshire International Equity Fund - Institutional Class	2,137,153	21,478,384
Wilshire Large Company Growth Portfolio - Institutional Class	384,940	15,982,690
Wilshire Large Company Value Portfolio - Institutional Class	729,448	15,449,709
Wilshire Small Company Growth Portfolio - Institutional Class	65,020	1,795,205
Wilshire Small Company Value Portfolio - Institutional Class	72,460	1,737,580
Total Affiliated Registered Investment Companies (Cost $63,303,819)		68,589,841

OPEN-END FUNDS — 5.7%
Vanguard Total Bond Market Index – Admiral Class (Cost $4,170,025)	385,758	4,154,618

MONEY MARKET FUNDS — 1.2%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.81% (a) (Cost $888,951)	888,951	888,951

Total Investments at Value — 100.2% (Cost $68,362,795)		73,633,410

Liabilities in Excess of Other Assets — (0.2%)		(130,030)

Net Assets — 100.0%		$73,503,380

(a)	The rate shown is the 7-day effective yield as of June 30, 2017.

As of June 30, 2017, all of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. As of June 30, 2017, the Funds did not have any transfers between Levels. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Assets and Liabilities June 30, 2017 (Unaudited)

	2015 FUND	2025 FUND	2035 FUND
ASSETS:
Investments in unaffiliated securities, at value (Note 2)	$4,012,661	$6,978,779	$5,043,569
Investments in affiliated funds, at value (Note 2)	20,805,299	50,726,772	68,589,841
Receivable for Fund shares sold	1,178	9,932	2,517
Receivable for investment securities sold	7,960	—	—
Dividends receivable	379	753	724
Prepaid expenses	928	2,096	2,730
Total assets	24,828,405	57,718,332	73,639,381

LIABILITIES:
Payable for Fund shares redeemed	28,389	64,631	88,182
Payable for investment securities purchased	—	3,770	5,438
Investment advisory fees payable (Note 3)	1,131	6,748	8,192
Distribution fees payable (Note 4)	569	6,967	10,133
Administration fees payable (Note 3)	2,045	3,605	4,333
Accrued expenses and other payables	15,588	18,573	19,723
Total liabilities	47,722	104,294	136,001

NET ASSETS	$24,780,683	$57,614,038	$73,503,380

NET ASSETS consist of:
Paid-in capital	$20,181,809	$46,284,540	$56,805,109
Accumulated net investment income	699,170	1,558,326	2,010,817
Accumulated net realized gains on investments	2,657,876	6,220,804	9,416,839
Net unrealized appreciation of investments	1,241,828	3,550,368	5,270,615

NET ASSETS	$24,780,683	$57,614,038	$73,503,380

SHARES OUTSTANDING:
(Unlimited shares authorized)	2,089,634	4,609,535	5,850,512

NET ASSET VALUE:
(Offering and redemption price per share)	$11.86	$12.50	$12.56

Investments in unaffiliated securities, at cost (Note 2)	$4,026,681	$7,002,312	$5,058,976
Investments in affiliated funds, at cost (Note 2)	19,549,451	47,152,871	63,303,819

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Operations For the Six Months Ended June 30, 2017 (Unaudited)

	2015 FUND	2025 FUND	2035 FUND
INVESTMENT INCOME:
Dividend income from unaffiliated investments	$49,981	$83,803	$58,804

EXPENSES:
Distribution fees (Note 4)	33,507	77,488	102,600
Investment advisory fees (Note 3) (a)	13,514	54,930	78,630
Administration fees (Note 3)	7,647	17,617	23,139
Professional fees	9,848	13,477	15,305
Printing fees	3,330	5,044	6,886
Trustees’ fees and expenses (Note 3)	2,366	5,425	7,140
Transfer agent fees	4,485	4,513	4,543
Registration and filing fees	2,327	2,350	2,363
Custodian fees	534	944	721
Chief Compliance Officer expenses	77	178	232
Other	3,983	5,224	5,903
Total expenses	81,618	187,190	247,462

Net investment loss	(31,637)	(103,387)	(188,658)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS (Notes 2 and 5):
Net realized gains (losses) from:
Unaffiliated investments	3,886	(9,730)	(35,731)
Sale of affiliated investment company shares	241,761	578,326	1,190,500

Net change in unrealized appreciation (depreciation) of:
Unaffiliated investments	39,813	42,959	85,699
Investments in affiliated funds	1,344,666	3,848,299	5,611,534

Net realized and unrealized gains on investments	1,630,126	4,459,854	6,852,002

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,598,489	$4,356,467	$6,663,344

(a)
Includes $8,072, $45,592 and $71,697 of prior years’ investment advisory fee reductions and expense reimbursements recouped by the Adviser for 2015 Fund, 2025 Fund and 2035 Fund, respectively (Note 3).

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Changes in Net Assets

	2015 FUND		2025 FUND
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
OPERATIONS:
Net investment income (loss)	$(31,637)	$730,807	$(103,387)	$1,661,715
Net realized gains from sale of unaffiliated investments, sale of affiliated investment company shares and capital gain distributions from investment companies	245,647	2,433,488	568,596	5,652,211
Net change in unrealized appreciation (depreciation) on investments	1,384,479	(1,314,789)	3,891,258	(3,232,880)
Net increase in net assets resulting from operations	1,598,489	1,849,506	4,356,467	4,081,046

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(615,426)	—	(1,098,353)
Net realized capital gains	—	(604,558)	—	(424,909)
Total distributions to shareholders	—	(1,219,984)	—	(1,523,262)

CAPITAL SHARE TRANSACTIONS: (DOLLARS)
Shares sold	1,507,872	2,471,725	3,889,207	6,691,428
Shares issued as reinvestment of distributions	—	1,219,982	—	1,523,261
Shares redeemed	(6,507,680)	(6,228,706)	(14,200,762)	(6,174,429)
Net increase (decrease) in net assets from capital share transactions	(4,999,808)	(2,536,999)	(10,311,555)	2,040,260

Net increase (decrease) in net assets	(3,401,319)	(1,907,477)	(5,955,088)	4,598,044

NET ASSETS:
Beginning of period	28,182,002	30,089,479	63,569,126	58,971,082
End of period	$24,780,683	$28,182,002	$57,614,038	$63,569,126

Accumulated net investment income	$699,170	$730,807	$1,558,326	$1,661,713

CAPITAL SHARE TRANSACTIONS:
Shares sold	130,103	219,660	319,762	584,478
Shares issued as reinvestment of distributions	—	109,024	—	130,304
Shares redeemed	(559,164)	(551,326)	(1,160,356)	(534,885)
Net increase (decrease) in shares outstanding	(429,061)	(222,642)	(840,594)	179,897

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Changes in Net Assets - (Continued)

	2035 FUND
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
OPERATIONS:
Net investment income (loss)	$(188,658)	$2,199,480
Net realized gains from sale of unaffiliated investments, sale of affiliated investment company shares and capital gain distributions from investment companies	1,154,769	8,267,245
Net change in unrealized appreciation (depreciation) on investments	5,697,233	(5,049,358)
Net increase in net assets resulting from operations	6,663,344	5,417,367

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(1,257,930)
Net realized capital gains	—	(588,856)
Total distributions to shareholders	—	(1,846,786)

CAPITAL SHARE TRANSACTIONS: (DOLLARS)
Shares sold	5,554,874	10,203,761
Shares issued as reinvestment of distributions	—	1,846,785
Shares redeemed	(21,689,600)	(5,740,374)
Net increase (decrease) in net assets from capital share transactions	(16,134,726)	6,310,172

Net increase (decrease) in net assets	(9,471,382)	9,880,753

NET ASSETS:
Beginning of period	82,974,762	73,094,009
End of period	$73,503,380	$82,974,762

Accumulated net investment income	$2,010,817	$2,199,475

CAPITAL SHARE TRANSACTIONS:
Shares sold	458,221	907,128
Shares issued as reinvestment of distributions	—	158,522
Shares redeemed	(1,763,412)	(508,896)
Net increase (decrease) in shares outstanding	(1,305,191)	556,754

See Notes to Financial Statements.

Wilshire Variable Insurance Trust 2015 Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$11.19	$10.98	$12.28	$12.24	$11.39	$10.37

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)	0.29	0.23	0.24	0.22	0.24
Net realized and unrealized gains (losses) on investments	0.68	0.43	(0.48)	0.35	0.96	1.06
Total from investment operations	0.67	0.72	(0.25)	0.59	1.18	1.30

Less distributions:
From net investment income	—	(0.26)	(0.25)	(0.21)	(0.22)	(0.26)
From realized capital gains	—	(0.25)	(0.80)	(0.34)	(0.11)	(0.02)
Total distributions	—	(0.51)	(1.05)	(0.55)	(0.33)	(0.28)

Net asset value, end of period	$11.86	$11.19	$10.98	$12.28	$12.24	$11.39

Total return[2]	5.99%[3]	6.52%	(1.98%)	4.78%	10.38%	12.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$24,781	$28,182	$30,089	$34,197	$33,447	$30,291
Operating expenses after fee reductions and expense reimbursements†	0.60%[4]	0.60%	0.60%	0.62%[5]	0.60%	0.60%
Operating expenses before fee reductions and expense reimbursements†	0.60%[4]	0.65%	0.75%	0.75%	0.74%	0.71%
Net investment income (loss)	(0.23%)[4]	2.51%	1.85%	1.93%	1.82%	2.15%
Portfolio turnover rate	18%[3]	108%	21%	38%	23%	11%

†	These ratios do not include expenses of the investment companies in which the Fund invests.
[1]
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

[2]
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies through which you invest in the Fund. The inclusion of these charges would reduce the total return figures for all periods shown.

[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets includes extraordinary fees accrued outside the expense limitation agreement. Had these expenses been excluded, the ratio would have been 0.60%.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust 2025 Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$11.66	$11.19	$12.13	$11.78	$10.68	$9.81

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.02)	0.31	0.22	0.24	0.21	0.23
Net realized and unrealized gains (losses) on investments	0.86	0.45	(0.50)	0.36	1.09	1.01
Total from investment operations	0.84	0.76	(0.28)	0.60	1.30	1.24

Less distributions:
From net investment income	—	(0.21)	(0.20)	(0.15)	(0.20)	(0.19)
From realized capital gains	—	(0.08)	(0.46)	(0.10)	—	(0.18)
Total distributions	—	(0.29)	(0.66)	(0.25)	(0.20)	(0.37)

Net asset value, end of period	$12.50	$11.66	$11.19	$12.13	$11.78	$10.68

Total return[2]	7.20%[3]	6.75%	(2.27%)	5.12%	12.22%	12.73%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$57,614	$63,570	$58,971	$56,782	$48,826	$38,638
Operating expenses after fee reductions and expense reimbursements†	0.60%[4]	0.60%	0.60%	0.62%[5]	0.60%	0.60%
Operating expenses before fee reductions and expense reimbursements†	0.60%[4]	0.62%	0.71%	0.74%	0.71%	0.71%
Net investment income (loss)	(0.33%)[4]	2.72%	1.83%	1.98%	1.85%	2.19%
Portfolio turnover rate	14%[3]	108%	23%	23%	12%	6%

†	These ratios do not include expenses of the investment companies in which the Fund invests.
[1]
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

[2]
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies through which you invest in the Fund. The inclusion of these charges would reduce the total return figures for all periods shown.

[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets includes extraordinary fees accrued outside the expense limitation agreement. Had these expenses been excluded, the ratio would have been 0.60%.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust 2035 Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$11.60	$11.08	$11.88	$11.45	$10.15	$9.31

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.03)	0.31	0.21	0.23	0.21	0.23
Net realized and unrealized gains (losses) on investments	0.99	0.47	(0.48)	0.39	1.31	1.07
Total from investment operations	0.96	0.78	(0.27)	0.62	1.52	1.30

Less distributions:
From net investment income	—	(0.18)	(0.19)	(0.14)	(0.20)	(0.16)
From realized capital gains	—	(0.08)	(0.34)	(0.05)	(0.02)	(0.30)
Total distributions	—	(0.26)	(0.53)	(0.19)	(0.22)	(0.46)

Net asset value, end of period	$12.56	$11.60	$11.08	$11.88	$11.45	$10.15

Total return[2]	8.28%[3]	7.08%	(2.21%)	5.39%	14.97%	14.09%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$73,503	$82,975	$73,094	$67,969	$58,033	$42,750
Operating expenses after fee reductions and expense reimbursements†	0.60%[4]	0.60%	0.60%	0.62%[5]	0.60%	0.60%
Operating expenses before fee reductions and expense reimbursements†	0.60%[4]	0.61%	0.71%	0.75%	0.71%	0.71%
Net investment income (loss)	(0.46%)[4]	2.87%	1.73%	1.96%	1.93%	2.30%
Portfolio turnover rate	10%[3]	112%	20%	22%	7%	6%

†	These ratios do not include expenses of the investment companies in which the Fund invests.
[1]
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

[2]
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies through which you invest in the Fund. The inclusion of these charges would reduce the total return figures for all periods shown.

[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets includes extraordinary fees accrued outside the expense limitation agreement. Had these expenses been excluded, the ratio would have been 0.60%.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Notes to Financial Statements June 30, 2017 (Unaudited)

1. Organization.

The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers units of beneficial interest (shares) in four separate investment portfolios: the 2015 Fund; the 2025 Fund; the 2035 Fund; and the Wilshire Global Allocation Fund. The portfolios presented in these financial statements are: the 2015 Fund, the 2025 Fund and the 2035 Fund (collectively the “Funds”, and each a “Fund”). The Funds operate under a fund of funds structure and at this time invest substantially all of their assets in shares of certain underlying affiliated funds (the “Underlying Funds”), which are mutual funds advised by Wilshire Associates Incorporated (the “Adviser”), and in shares of unaffiliated investment companies and exchange-traded funds (“ETFs”). The financial statements for the Global Allocation Fund are included in a separate report. Shares of the Funds may only be purchased by insurance company separate accounts for certain variable insurance contracts and by plan sponsors of qualified retirement plans.

The investment objective of each Fund is to provide high total return until the Fund’s target retirement date. Thereafter, each Fund’s objective is to seek high current income and, as a secondary objective, capital appreciation. Each Fund is designed to provide a mix of assets with a risk/return profile that is appropriate for the participant’s anticipated target retirement date. The risk/return profile of the Funds will adjust with time and become more conservative.

2. Significant Accounting Policies.

In October 2016, the SEC adopted amendments to Regulation S-X which will impact financial statement presentation, particularly the presentation of derivative investments. Many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation; therefore, management has evaluated the new standards and is in a position to be able to comply with the amendments effective August 1, 2017.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Use of estimates — The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material.

Security valuation — A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System are valued at the NASDAQ official closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price, and if there are no such sales, the most recent bid quotation is used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is typically valued by an independent pricing agent which employs methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. The independent pricing agent often utilizes proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, repayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Funds’ pricing agent for such securities, if available, and otherwise are valued at amortized cost if the Pricing Committee concludes it approximates fair value. When market quotations are not readily available, securities are valued according to procedures adopted by the Board of Trustees (the “Board”) or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Trust, or the Trust’s Valuation Committee. Securities whose market value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

or the Valuation Committee in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

A Fund’s investment in an ETF is valued at the ETF’s NAV or is valued at market price, depending upon whether a Fund purchased the ETF directly from the ETF in “creation units” or on an exchange, as applicable. During the six months ended June 30, 2017, no creation units were purchased by the Funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the six months ended June 30, 2017, there were no significant changes to the Funds’ fair value methodologies. During the six months ended June 30, 2017, there were no Level 2 or Level 3 securities held by the Funds.

Fair value measurement classifications are summarized in the Funds’ Schedules of Investments.

Security transactions and investment income — Security transactions are recorded on a trade date basis. Dividends, including distributions paid by Underlying Funds, are recorded on the ex-dividend date or, for certain foreign dividends, as soon as the dividend information becomes available. Realized gains and losses on securities sold are determined on the basis of identified cost. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain.

Expense policy — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all investment portfolios of the Trust in relation to the net assets of each portfolio or another reasonable basis. Expenses that are attributable to both the Trust and the Wilshire Mutual Funds, Inc. (an affiliated investment company) are allocated across the Trust and the Wilshire Mutual Funds, Inc. based upon relative net assets or another reasonable basis.

Distributions to shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Funds’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and net realized capital gains may be made at the discretion of the Board in order to avoid the application of a 4% non-deductible federal excise tax.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

3. Investment Advisory and Other Services.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds’ investment programs.

Pursuant to the Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser, the Adviser receives an investment fee at the annual rate of 0.25% of each Fund’s average daily net assets, excluding assets invested in the Underlying Funds.

The Adviser has entered into a contractual expense limitation agreement with the Trust to reduce its management fee and/or reimburse expenses to limit annual operating expenses of each Fund (excluding taxes, brokerage expenses, dividend expenses on short securities, acquired fund fees and expenses and extraordinary expenses) to 0.60% of average daily net assets. This agreement to limit expenses continues through at least April 30, 2018. The Adviser may recoup the amount of any management fee reductions or expense reimbursements within three years after the year in which the reduction of reimbursement occurred if the recoupment does not cause a Fund’s expenses to exceed the expense limitation that was in place at the time of the fee reduction or expense reimbursement. As of June 30, 2017, the amounts of fee reductions and expense reimbursements subject to recoupment for the 2015 Fund, 2025 Fund and the 2035 Fund were $36,328, $23,164 and $0, respectively, expiring on December 31, 2017; $51,518, $68,820 and $70,531, respectively, expiring on December 31, 2018; and $12,838, $10,719 and $8,675, respectively, expiring on December 31, 2019.

During the six months ended June 30, 2017, the Adviser recouped prior years’ fee reductions in the amounts listed below.

Fund	Fees Recouped
2015 Fund	$8,072
2025 Fund	45,592
2035 Fund	71,697

Because the Underlying Funds and other portfolio securities have varied fee and expense levels and the Funds may own different proportions of the Underlying Funds and other portfolio securities at different times, the amount of fees and expenses incurred indirectly by a Fund will vary.

DST Systems, Inc. serves as the Trust’s transfer agent and dividend disbursing agent. The Northern Trust Company (“Northern Trust”) serves as the Trust’s custodian. Ultimus Fund Solutions, LLC serves as the Trust’s administrator and accounting agent and Ultimus Fund Distributors LLC (the “Distributor”) serves as the Fund’s principal underwriter.

Officers and Trustees’ expenses — Certain officers of the Trust are affiliated with and receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers. The Trust and Wilshire Mutual Funds, Inc. together pay each Independent Trustee an annual retainer of $48,000 and an annual additional retainer for each Committee chair of $12,000 and an annual additional retainer to the Board chair of $24,000. In addition, each Independent Trustee is compensated for Board and Committee meeting attendance in accordance with the following schedule: a Board in-person meeting fee of $2,000 for Independent Trustees and $4,000 for the Board chair, a Board telephonic meeting fee of $1,500 for Independent Trustees and $3,000 for the Board chair, and a Committee telephonic meeting fee of $500.

4. Distribution and Shareholder Services Plan.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act that provides for a fee of up to 0.25% of each Fund’s average net assets payable to the Distributor to reimburse it for distribution and shareholder services provided to shareholders by the Distributor or other financial intermediaries.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

5. Security Transactions.

During the six months ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments, other than affiliated investments and short-term investments, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
2015 Fund	$3,794,848	$4,309,293
2025 Fund	6,369,656	7,149,701
2035 Fund	4,170,024	5,029,189

Information regarding the Funds’ investments in the Underlying Funds during the six months ended June 30, 2017 is provided in the table below:

Fund	Value as of December 31, 2016	Cost of Purchases	Proceeds from Sales	Realized Gains	Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2017
2015 Fund
Wilshire Income Opportunities Fund	$11,410,270	$552,472	$(2,745,376)	$48,892	$349,627	$9,615,885
Wilshire International Equity Fund	3,659,137	87,576	(383,543)	24,232	476,636	3,864,038
Wilshire Large Company Growth Portfolio	3,477,309	124,959	(743,347)	16,676	473,135	3,348,732
Wilshire Large Company Value Portfolio	4,058,237	176,119	(1,149,415)	104,238	70,409	3,259,588
Wilshire Small Company Growth Portfolio	558,038	33,713	(245,109)	24,746	1,817	373,205
Wilshire Small Company Value Portfolio	559,228	33,713	(245,109)	22,977	(26,958)	343,851
				$241,761	$1,344,666
2025 Fund
Wilshire Income Opportunities Fund	$18,595,536	$817,710	$(4,007,331)	$74,561	$600,590	$16,081,066
Wilshire International Equity Fund	12,682,217	363,221	(1,126,945)	69,453	1,687,228	13,675,174
Wilshire Large Company Growth Portfolio	10,023,368	334,867	(2,249,179)	57,519	1,366,284	9,532,859
Wilshire Large Company Value Portfolio	11,977,912	428,804	(3,726,567)	336,645	178,208	9,195,002
Wilshire Small Company Growth Portfolio	1,257,294	40,616	(248,883)	24,555	40,926	1,114,508
Wilshire Small Company Value Portfolio	1,261,441	38,132	(162,066)	15,593	(24,937)	1,128,163
				$578,326	$3,848,299
2035 Fund
Wilshire Income Opportunities Fund	$14,334,657	$860,918	$(3,563,886)	$74,237	$440,347	$12,146,273
Wilshire International Equity Fund	20,754,944	838,927	(3,005,332)	252,251	2,637,594	21,478,384
Wilshire Large Company Growth Portfolio	17,233,007	787,217	(4,491,661)	139,774	2,314,353	15,982,690
Wilshire Large Company Value Portfolio	19,814,498	935,088	(6,140,525)	553,594	287,054	15,449,709
Wilshire Small Company Growth Portfolio	2,470,388	123,508	(920,388)	93,453	28,244	1,795,205
Wilshire Small Company Value Portfolio	2,475,457	119,626	(838,636)	77,191	(96,058)	1,737,580
				$1,190,500	$5,611,534

6. Significant Shareholders.

On June 30, 2017, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts in the separate account through which shares of the Funds are sold.

Fund
2015 Fund	97%
2025 Fund	98%
2035 Fund	99%

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

7. Tax Information.

No provision for federal income taxes is required because each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial reporting records are not adjusted for temporary differences. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or expenses will significantly change in the next twelve months.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities of returns filed within the past three years and and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The federal tax cost and unrealized appreciation and depreciation at June 30, 2017 for each Fund is as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
2015 Fund	$23,585,381	$1,247,893	$(15,314)	$1,232,579
2025 Fund	54,174,836	3,558,711	(27,996)	3,530,715
2035 Fund	68,376,597	5,280,175	(23,362)	5,256,813

The differences between book and tax-basis unrealized appreciation (depreciation) for each Fund are attributable primarily to the tax deferral of losses on wash sales.

There were no distributions paid to shareholders during the six months ended June 30, 2017. The tax character of distributions declared for the year ended December 31, 2016 was as follows:

Fund	2016 Ordinary Income	2016 Capital Gains
2015 Fund	$621,467	$598,517
2025 Fund	1,100,063	423,199
2035 Fund	1,259,583	587,203

At December 31, 2016, the components of distributable earnings on a tax basis were as follows:

	2015 Fund	2025 Fund	2035 Fund
Undistributed ordinary income	$730,807	$1,661,713	$2,199,475
Undistributed long-term capital gains	2,417,123	5,664,797	8,271,404
Unrealized depreciation	(147,545)	(353,479)	(435,952)
Total distributable earnings	$3,000,385	$6,973,031	$10,034,927

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

8. Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

9. Subsequent Event Evaluation.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to these financial statements.

Wilshire Variable Insurance Trust Additional Fund Information (Unaudited)

Information on Proxy Voting

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Contract Owners may revoke their consent to householding at any time by calling 1-800-999-1030. Upon receipt of a Contract Owner’s revocation, the Trust will begin mailing individual copies of the above-referenced documents to the Contract Owner’s attention within 30 days.

Wilshire Variable Insurance Trust Privacy Statement

At Wilshire Variable Insurance Trust, we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

Information We Collect

We collect and retain nonpublic personal information about you that may include:

Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server cannot find out a user’s name or email address, or anything about the user’s computer using cookies.

Information We May Share

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

Companies that provide services for us to help market our products to you; and

Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

Confidentiality And Security

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our web site.

Applicability

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

The Wilshire Variable Insurance Trust values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 888-200-6796 if you have any questions concerning our policy.

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Wilshire Variable Insurance Trust

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796

WIL-SA-003-0900

Item 2.	Code of Ethics.

Not Applicable.

Item 3.	Audit Committee Financial Expert.

Not Applicable.

Item 4.	Principal Accountant Fees and Services.

Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on August 14, 2014.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President and Principal Executive Officer

Date	September 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President and Principal Executive Officer

Date	September 8, 2017

By (Signature and Title)*		/s/ Michael Wauters
Michael Wauters, Treasurer, Principal Financial Officer and Principal Accounting Officer

Date	September 8, 2017

*	Print the name and title of each signing officer under his or her signature.